OTHER EXPENSES (INCOME), NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 05, 2011 Exclusive Supply Agreement [Member]	Nov. 22, 2010 Exclusive Supply Agreement [Member]
Other Income And Expenses [Line Items]
Investment cost				$ 3,200	$ 9,169
Fair value					1,400
Impairment of investment in affiliated companies	$ 200	$ 9,387	$ 850